Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Parenthetical) (Detail) (Minimum [Member], Long Term Marketable Securities [Member])
12 Months Ended
Dec. 31, 2014
Minimum [Member] | Long Term Marketable Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Maximum maturity period of securities	5 years